ACCRUED INTEREST RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,371	$ 1,621
Investment and Mortgage-Backed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	1,256	1,440
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 115	$ 181